Employee Benefit Plans (Net Periodic Benefit Costs and Other Changes Recognized in OCI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Periodic Benefit Cost Amortized From Accumulated Other Comprehensive Income (Loss) [Abstract]
Total recognized in OCI	$ (342)	$ 1,001	$ (1,191)
Pension Benefits U.S. Plans
Net periodic benefit costs [Abstract]
Service costs	217	200	214
Interest costs	404	437	366
Settlement and curtailment costs	0	14	0
Expected return on plan assets	(538)	(475)	(453)
Amortization of net actuarial (gains) losses	190	169	219
Amortization of prior service costs (credit)	(1)	1	6
Allocated to affiliates	213	292	340
Total net periodic benefit costs (credit)	213	292	340
Net Periodic Benefit Cost Amortized From Accumulated Other Comprehensive Income (Loss) [Abstract]
Net actuarial (gains) losses	50	996	(492)
Prior service costs (credit)	0	(18)	0
Amortization of net actuarial (gains) losses	(190)	(169)	(219)
Amortization of prior service (costs) credit	1	(1)	(6)
Total recognized in OCI	(139)	808	(717)
Total recognized in net periodic benefit costs and OCI	74	1,100	(377)
Pension Benefits U.S. Plans | Affiliated Entity
Net periodic benefit costs [Abstract]
Allocated to affiliates	(59)	(54)	(12)
Total net periodic benefit costs (credit)	(59)	(54)	(12)
Other Postretirement Benefits U.S. Plans
Net periodic benefit costs [Abstract]
Service costs	15	14	17
Interest costs	88	92	85
Settlement and curtailment costs	0	2	0
Expected return on plan assets	(80)	(75)	(74)
Amortization of net actuarial (gains) losses	43	11	51
Amortization of prior service costs (credit)	(3)	(1)	(69)
Allocated to affiliates	45	32	10
Total net periodic benefit costs (credit)	45	32	10
Net Periodic Benefit Cost Amortized From Accumulated Other Comprehensive Income (Loss) [Abstract]
Net actuarial (gains) losses	(156)	222	(532)
Prior service costs (credit)	(7)	(12)	0
Amortization of net actuarial (gains) losses	(43)	(11)	(55)
Amortization of prior service (costs) credit	3	1	75
Total recognized in OCI	(203)	200	(512)
Total recognized in net periodic benefit costs and OCI	(158)	232	(502)
Other Postretirement Benefits U.S. Plans | Affiliated Entity
Net periodic benefit costs [Abstract]
Allocated to affiliates	(18)	(11)	0
Total net periodic benefit costs (credit)	$ (18)	$ (11)	$ 0